Revenue (Details Narrative) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade Accounts Receivable [Member]
Product revenue variable consideration liability current	$ 0.2	$ 0.1
Other Current Liabilities [Member]
Product revenue variable consideration liability current	$ 3.1	$ 2.6	$ 2.2
Minimum [Member]
Contract with customer payment term	31 days	31 days
Maximum [Member]
Contract with customer payment term	66 days	66 days